STOCKHOLDERS’ EQUITY (DEFICIT) (Tables)	12 Months Ended
Dec. 31, 2021
Equity [Abstract]
SCHEDULE OF COMMON STOCK WARRANTS

The following schedule summarizes the changes in the Company’s common stock warrants:

			Weighted		Weighted
	Warrants Outstanding		Average		Average
	Number	Exercise	Remaining	Aggregate	Exercise
	Of	Price	Contractual	Intrinsic	Price
	Shares	Per Share	Life	Value	Per Share

Balance at December 31, 2019	166,159	$0.008	4.87 years	$-	$0.008

Warrants granted	-	$-	-		$
Warrants exercised	-	$-	-		$
Warrants expired/cancelled	-	$-	-		$

Balance at December 31, 2020	166,159	$0.008	3.87 years	$2,125,506	$0.008

Warrants granted	380,323	$0.008-16.00	-		$
Warrants exercised/exchanged	(56,400)	$-	-		$
Warrants expired/cancelled	(52,391)	$-	-		$

Balance at December 31, 2021	437,691	$0.008-16.00	2.69 years	$1,185,798	$5.36

Exercisable at December 31, 2021	369,189	$0.008-16.00	2.79 years	$830,785	$6.40

SCHEDULE OF EACH OPTION WARRANT ESTIMATED USING THE BLACK-SCHOLES VALUATION MODEL

Changes to these inputs could produce a significantly higher or lower fair value measurement. The fair value of each option/warrant is estimated using the Black-Scholes valuation model. The following assumptions were used for the years ended December 31, 2021 and 2020:

	Year Ended December 31, 2021	Year Ended December 31, 2020
Expected term	3 years	-
Expected volatility	164-269%	-
Expected dividend yield	-	-
Risk-free interest rate	2.00%	-

SUMMARY OF STOCK OPTION

The following represents a summary of options:

	Year Ended December 31, 2021		Year Ended December 31, 2020
	Number	Weighted Average Exercise Price	Number	Weighted Average Exercise Price
Beginning balance	491,250	$0.0416	-	$-

Granted	-	-	491,250	0.0416
Exercised	-	-	-	-
Forfeited	-	-	-	-
Expired	-	-	-	-
Ending balance	491,250	$0.0416	491,250	$0.0416
Intrinsic value of options	$2,533,975		$6,267,475

Weighted Average Remaining Contractual Life (Years)	8.81		9.81